SHAREHOLDERS EQUITY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Proceed from subordinate voting shares		$ 25,000
Issuance of subordinate voting shares	22,643,678	11,500,000
Subordinate voting shares aquaire		130,000
Subordinate voting shares aquaired price		$ 1,513